Average Annual Total Returns{- Fidelity Small Cap Value Index Fund} - 06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 - Fidelity Small Cap Value Index Fund	Fidelity Small Cap Value Index Fund Return Before Taxes Past 1 year	Fidelity Small Cap Value Index Fund Return Before Taxes Since Inception		Fidelity Small Cap Value Index Fund After Taxes on Distributions Past 1 year	Fidelity Small Cap Value Index Fund After Taxes on Distributions Since Inception		Fidelity Small Cap Value Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Value Index Fund After Taxes on Distributions and Sales Since Inception		RS015 Past 1 year	RS015 Since Inception
Total	4.48%	9.01%	[1]	4.05%	8.58%	[1]	2.80%	6.80%	[1]	4.63%	9.17%	[1]

[1]	(a)From July 11, 2019